Cost of Sales - Summary of Cost of Sales (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cost Of Sales [Abstract]
Opening inventories	€ 69,685	€ 84,227	€ 91,077
Purchases of raw materials	105,643	122,728	158,172
Purchases of finished products	15,161	16,477	19,419
Labour costs	71,937	86,209	89,827
Third party manufacturers costs	2,829	3,919	6,039
Other manufacturing costs	24,997	29,519	29,004
Government grants related to PPE	(1,192)	(1,463)	(1,061)
Closing inventories	(63,909)	(69,685)	(84,227)
Total	€ 225,151	€ 271,931	€ 308,250